Earnings Per Share - Summary of Computation of Basic and Diluted Net Income Per Share (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Cango Inc's shareholders	¥ 3,369,517,847	$ 516,401,202	¥ 390,913,892	¥ 302,692,065
Class A ordinary shares [Member]
Numerator:
Net income attributable to Cango Inc's shareholders	¥ 2,513,009,017	$ 385,135,482	¥ 289,646,757	¥ 216,674,865
Denominator:
Number of shares used for Basic EPS computation	224,100,000	224,100,000	224,070,000.00	199,830,000
Basic EPS | (per share)	¥ 11.21	$ 1.72	¥ 1.29	¥ 1.08
Numerator:
Net income attributable to ordinary shareholders	¥ 2,522,647,912	$ 386,612,707	¥ 289,937,256	¥ 217,201,601
Reallocation of net income attributable to participating securities | ¥				85,490,464
Reallocation of net income as a result of conversion of Class B to Class A shares	846,869,935	129,788,495	100,976,636
Net income attributable to ordinary shareholders for diluted EPS	¥ 3,369,517,847	$ 516,401,202	¥ 390,913,892	¥ 302,692,065
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	224,100,000	224,100,000	224,070,000.00	199,830,000
Conversion of Series A-2preferred shares to ordinary shares				79,330,000
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	76.38	76.38	78.34
Adjustments for dilutive share options	3,420,000	3,420,000	870,000	1,720,000
Number of shares used for diluted EPS computation	303,900,000	303,900,000	303,280,000	280,880,000
Diluted EPS | (per share)	¥ 11.09	$ 1.70	¥ 1.29	¥ 1.08
Earnings per share – ADS:
Denominator used for earnings per ADS – basic	112.05	112.05	112.04	99.92
Denominator used for earnings per ADS – diluted	151.95	151.95	151.64	140.44
Earnings per ADS – basic | (per share)	¥ 22.43	$ 3.44	¥ 2.59	¥ 2.17
Earnings per ADS – diluted | (per share)	¥ 22.18	$ 3.40	¥ 2.58	¥ 2.16
Class B ordinary shares [Member]
Numerator:
Net income attributable to Cango Inc's shareholders	¥ 856,508,830	$ 131,265,720	¥ 101,267,135	¥ 86,017,200
Denominator:
Number of shares used for Basic EPS computation	76,380,000	76,380,000	78,340,000	79,330,000
Basic EPS | (per share)	¥ 11.21	$ 1.72	¥ 1.29	¥ 1.08
Numerator:
Net income attributable to ordinary shareholders	¥ 846,869,935	$ 129,788,495	¥ 100,976,636	¥ 85,490,464
Net income attributable to ordinary shareholders for diluted EPS	¥ 846,869,935	$ 129,788,495	¥ 100,976,636	¥ 85,490,464
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	76,380,000	76,380,000	78,340,000	79,330,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	76,380,000	76,380,000	78,340,000	79,330,000
Diluted EPS | (per share)	¥ 11.09	$ 1.70	¥ 1.29	¥ 1.08